Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives of Intangible assets	12 Months Ended
Dec. 31, 2020
Land use right [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives	50 years
Software [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives	65 months
License [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives	10 year
Non-patent technology [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives	1 year